Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,829,496.67

Principal:
Principal Collections	$30,796,298.69
Prepayments in Full	$31,187,074.14
Liquidation Proceeds	$401,737.84
Recoveries	$5,771.32
Sub Total	$62,390,881.99
Collections	$67,220,378.66

Purchase Amounts:
Purchase Amounts Related to Principal	$228,542.21
Purchase Amounts Related to Interest	$1,283.32
Sub Total	$229,825.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$67,450,204.19

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$67,450,204.19
Servicing Fee	$1,183,677.67	$1,183,677.67	$0.00	$0.00	$66,266,526.52
Interest - Class A-1 Notes	$21,544.72	$21,544.72	$0.00	$0.00	$66,244,981.80
Interest - Class A-2 Notes	$215,960.00	$215,960.00	$0.00	$0.00	$66,029,021.80
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$65,716,379.30
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$65,569,340.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,569,340.80
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$65,501,867.05
Second Priority Principal Payment	$12,115,267.75	$12,115,267.75	$0.00	$0.00	$53,386,599.30
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$53,336,613.47
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$21,766,613.47
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$21,703,473.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,703,473.47
Regular Principal Payment	$68,721,956.81	$21,703,473.47	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$67,450,204.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,115,267.75
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$21,703,473.47
Total					$65,388,741.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$65,388,741.22	$187.90	$21,544.72	$0.06	$65,410,285.94	$187.96
Class A-2 Notes	$0.00	$0.00	$215,960.00	$0.40	$215,960.00	$0.40
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$65,388,741.22	$40.61	$877,785.30	$0.55	$66,266,526.52	$41.16

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$112,407,224.56	0.3230093	$47,018,483.34	0.1351106
Class A-2 Notes	$539,900,000.00	1.0000000	$539,900,000.00	1.0000000
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,374,477,224.56	0.8536754	$1,309,088,483.34	0.8130631

Pool Information
Weighted Average APR	4.133%	4.109%
Weighted Average Remaining Term	52.61	51.70
Number of Receivables Outstanding	65,173	62,958
Pool Balance	$1,420,413,206.54	$1,357,637,009.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,359,745,623.26	$1,299,221,956.81
Pool Factor	0.8628451	0.8247110

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$20,364,555.15
Yield Supplement Overcollateralization Amount	$58,415,052.92
Targeted Overcollateralization Amount	$70,548,621.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,548,526.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		184	$162,543.93
(Recoveries)		2	$5,771.32
Net Losses for Current Collection Period			$156,772.61
Cumulative Net Losses Last Collection Period			$126,671.80
Cumulative Net Losses for all Collection Periods			$283,444.41

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.13%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.57%	343	$7,726,051.47
61-90 Days Delinquent	0.04%	26	$510,152.70
91-120 Days Delinquent	0.00%	2	$40,962.32
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.61%	371	$8,277,166.49

Repossession Inventory:
Repossessed in the Current Collection Period		18	$434,203.87
Total Repossessed Inventory		27	$751,715.03

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0161%
Preceding Collection Period			0.0868%
Current Collection Period			0.1354%
Three Month Average			0.0795%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0236%
Preceding Collection Period			0.0384%
Current Collection Period			0.0445%
Three Month Average			0.0355%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer